Capital Stock - Additional Information (Details) - USD ($)				12 Months Ended
	Mar. 11, 2024	Nov. 07, 2023	Nov. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Authorized capital stock				510,000,000
Common stock shares authorized				500,000,000	18,125,051
Preferred stock shares authorized				10,000,000
Common stock, par value per share				$ 0.0001	$ 0.0001
Preferred stock, par value per share				$ 0.0001
Common stock, shares issued				26,668,485	1,648,734
Common stock shares issued upon early exercise of unvested stock options				22,107
Dividends, common stock, cash				$ 0
Proceeds from issuance of common stock		$ 100,300,000
Convertible preferred stock, shares outstanding		143,653,545			143,653,545
Common Stock
Class of Stock [Line Items]
Number of common shares issued and sold				10,139,656
Number of shares issued during the period upon conversion of convertible securities				14,456,364
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares outstanding		85,495,722		0	85,495,722
Number of shares issued during the period upon conversion of convertible securities		8,070,027
Series A Convertible Preferred Stock | Common Stock
Class of Stock [Line Items]
Number of shares issued during the period upon conversion of convertible securities		8,070,027
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares outstanding		58,157,823		0	58,157,823
Series B Convertible Preferred Stock | Common Stock
Class of Stock [Line Items]
Number of shares issued during the period upon conversion of convertible securities		6,386,337
Series B Convertible Preferred Stock | Antidilutive Securities
Class of Stock [Line Items]
Number of shares issued during the period upon conversion of convertible securities		896,764
IPO | SAFE
Class of Stock [Line Items]
Underwriting discounts, commissions and offering expenses				$ 113,000
IPO | Common Stock
Class of Stock [Line Items]
Number of common shares issued and sold		9,090,910
Underwriting discounts, commissions and offering expenses		$ 11,300,000
Offering price per share		$ 11
IPO | Common Stock | SAFE
Class of Stock [Line Items]
Number of common shares on conversion of debt instrument			411,815
Over-Allotment Option | Common Stock
Class of Stock [Line Items]
Number of common shares issued and sold		1,048,746
Subsequent Event | Private Placement | Common Stock
Class of Stock [Line Items]
Number of common shares issued and sold	6,278,905
Offering price per share	$ 15.13
Gross proceeds from private placement	$ 95,000,000